Note 7 - Per Share Results	6 Months Ended
Jun. 30, 2011
Earnings Per Share [Text Block]
Note 7 - Per Share Results

Basic and diluted net earnings (loss) per common share are computed based on the weighted-average number of shares outstanding during each period. Diluted net earnings (loss) per common share reflect the potential dilution that could occur if all dilutive stock options were exercised and all restricted shares were vested.

Basic and diluted net earnings (loss) per common share have been computed based upon net income (loss) as presented in the accompanying consolidated statements of income (loss) divided by the weighted-average number of common shares outstanding or assumed to be outstanding as summarized below:

Weighted-Average Shares for Earnings Per Share Calculation

	Three Months Ended		Six Months Ended
	June 30		June 30
	2011	2010	2011	2010
Weighted-average number of common shares outstanding	28,051,098	4,951,098	28,051,098	4,951,098

Effect of dilutive stock options and restricted shares	-	-	-	-

Weighted-average number of common shares and dilutive potential common shares outstanding	28,051,098	4,951,098	28,051,098	4,951,098

There were 2,190,064 outstanding stock options that were anti-dilutive for each of the three- and six-month periods ended June 30, 2011. For the three- and six-month periods ended June 30, 2010, 781,652 outstanding stock options were anti-dilutive. In all periods, the anti-dilution was due to the exercise price exceeding the average market price for the periods and all such options were omitted from the calculation of diluted earnings per share for their respective periods.

There were 568,260 outstanding restricted shares that were anti-dilutive for each of the three- and six-month periods ended June 30, 2011, due to the vesting price exceeding the average market price for the period, and were omitted from the calculation.  The restricted shares will vest one-third each when the Company’s share price achieves, for 30 consecutive trading days, $8.125, $9.10 and $10.40, respectively.